SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long lived assets		$ 4,760	$ 3,584
United States [Member]
Segment Reporting Information [Line Items]
Long lived assets		1,421	929
Israel [Member]
Segment Reporting Information [Line Items]
Long lived assets		3,014	2,418
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long lived assets		90	155
EMEA [Member]
Segment Reporting Information [Line Items]
Long lived assets	[1]	24	22
Other [Member]
Segment Reporting Information [Line Items]
Long lived assets		$ 211	$ 60

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel